Fair Value Measurement - Nonrecurring Basis (Details 2) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Fair value adjustments associated with unfunded held-for-sale lending-related commitments within the leveraged lending portfolio	$ 529	$ 517
Total other assets [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	349	391
Total other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	0	0
Total other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	61	78
Total other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	288	313
Other real estate owned [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	342	389
Other real estate owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	0	0
Other real estate owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	61	78
Other real estate owned [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	281	311
Other assets [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	7	2
Other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	0	0
Other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	0	0
Other assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Total other assets	7	2
Fair Value, Measurements, Nonrecurring [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	2,865	5,997
Loans held-for-sale	683	3,512
Total loans	3,548	9,509
Total assets at fair value on a nonrecurring basis	3,897	9,900
Accounts payable and other liabilities	25	71
Total liabilities at fair value on a nonrecurring basis	25	71
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	0	0
Loans held-for-sale	0	0
Total loans	0	0
Total assets at fair value on a nonrecurring basis	0	0
Accounts payable and other liabilities	0	0
Total liabilities at fair value on a nonrecurring basis	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	2,634	5,484
Loans held-for-sale	480	312
Total loans	3,114	5,796
Total assets at fair value on a nonrecurring basis	3,175	5,874
Accounts payable and other liabilities	11	53
Total liabilities at fair value on a nonrecurring basis	11	53
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	231	513
Loans held-for-sale	203	3,200
Total loans	434	3,713
Total assets at fair value on a nonrecurring basis	722	4,026
Accounts payable and other liabilities	14	18
Total liabilities at fair value on a nonrecurring basis	$ 14	$ 18